Summary of Significant Accounting Policies - Schedule of Anti-dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	12,127,411	6,116,812	6,777,983
Unvested restricted shares and units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	1,089,650	505,383	814,744
Incentive share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	7,772,455	5,611,429	5,963,239
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	3,265,306	0	0